Provisions for Liabilities - Summary of Provisions for Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of other provisions [line items]
Additional provision		$ 501		$ 326
Environment and Remediation [member]
Disclosure of other provisions [line items]
Long-lived assets, unwind period for legal and constructive obligations		30 years
Additional provision	[1]	$ 103		$ 45
Environment and Remediation [member] | Minimum [member]
Disclosure of other provisions [line items]
Provision reverse term		2 years
Environment and Remediation [member] | Maximum [member]
Disclosure of other provisions [line items]
Provision reverse term		10 years
Insurance [member]
Disclosure of other provisions [line items]
Insurance provisions average life		4 years		5 years
Additional provision	[2]	$ 162		$ 128
Rationalisation and Redundancy [member]
Disclosure of other provisions [line items]
Additional provision		$ 111	[3]	$ 32	[3]	$ 36
Rationalisation and Redundancy [member] | Minimum [member]
Disclosure of other provisions [line items]
Provision reverse term		1 year		1 year
Rationalisation and Redundancy [member] | Maximum [member]
Disclosure of other provisions [line items]
Provision reverse term		2 years		2 years
Legal Related Provision [member] | Minimum [member]
Disclosure of other provisions [line items]
Provision reverse term		1 year		2 years
Legal Related Provision [member] | Maximum [member]
Disclosure of other provisions [line items]
Provision reverse term		5 years		5 years

[1]	This provision comprises obligations governing site remediation, restoration and environmental works to be incurred in compliance with either local or national environmental regulations together with constructive obligations stemming from established best practice. Whilst a significant element of the total provision will reverse in the medium-term (two to ten years), those legal and constructive obligations applicable to long-lived assets (principally mineral-bearing land) will unwind over a 30-year timeframe. In discounting the related obligations, expected future cash outflows have been determined with due regard to extraction status and anticipated remaining life.
[2]	This provision relates to obligations arising under the self-insurance components of the Group’s insurance arrangements which comprise employers’ liability (workers’ compensation in the US), public and products liability (general liability in the US), automobile liability, property damage, business interruption and various other insurances; a substantial proportion of the total provision pertains to claims which are classified as “incurred but not reported”. Due to the extended timeframe associated with many of the insurances, a significant proportion of the total provision is subject to periodic actuarial valuation. The projected cash flows underlying the discounting process are established through the application of actuarial triangulations, which are extrapolated from historical claims experience. The triangulations applied in the discounting process indicate that the Group’s insurance provisions have an average life of four years (2019: five years).
[3]	These provisions relate to irrevocable commitments under various rationalisation and redundancy programmes, none of which are individually material to the Group. In 2020, $111 million (2019: $32 million; 2018: $36 million) was provided in respect of rationalisation and redundancy activities as a consequence of undertaking various cost reduction initiatives across all operations including initiatives related to the Group’s response to the COVID-19 pandemic. These initiatives included removing excess capacity from manufacturing and distribution networks and scaling operations to match supply and demand. The Group expects that these provisions will primarily be utilised within one to two years of the balance sheet date (2019: one to two years).